Consolidated Statements of Changes in Shareholders’ Deficit (Unaudited) - EUR (€)	Ordinary Shares Class A	Ordinary Shares Class B	Ordinary Shares	Subscription Receivable	Exchange Reserve	Other reserves	Accumulated deficit	Total Shareholders’ Deficit EUR	Non- controlling Interest	Total
Balance at Dec. 31, 2021	€ 13,466	€ 473		€ (13,939)	€ 25,515		€ (279,336)	€ (253,821)		€ (253,821)
Balance (in Shares) at Dec. 31, 2021	2,850,000	100,000
Imputed interest					200			200		200
Issuance of share			€ 1	(1)
Issuance of share (in Shares)			1
Loss for the period							(95,835)	(95,835)		(95,835)
Balance at Jun. 30, 2022	€ 13,466	€ 473	€ 1	(13,940)		25,715	(375,171)	(349,456)		(349,456)
Balance (in Shares) at Jun. 30, 2022	2,850,000	100,000	1
Balance at Dec. 31, 2022	€ 35,988	€ 10,306		(935)	26,773	1,302,846	(1,506,191)	(131,213)		(131,213)
Balance (in Shares) at Dec. 31, 2022	7,700,000	2,205,000
Shares issued for cash		€ 6,902				6,017,342		6,024,244		6,024,244
Shares issued for cash (in Shares)		1,500,000
Stock options						85,158		85,158		85,158
Shares issued for services		€ 184				91,846		92,030		92,030
Shares issued for services (in Shares)		40,000
Exchange difference arising from translation					(10,535)			(10,535)		(10,535)
Loss for the period							(1,518,598)	(1,518,598)	€ (6,434)	(1,525,032)
Non-controlling interests on acquisition of subsidiary									85,200	85,200
Balance at Jun. 30, 2023	€ 35,988	€ 17,392		€ (935)	€ 16,238	€ 7,497,192	€ (3,024,789)	€ 4,541,086	€ 78,766	€ 4,619,852
Balance (in Shares) at Jun. 30, 2023	7,700,000	3,745,000